COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Jul. 06, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 129
Gross lease liabilities	26
Reforestation obligation	4
Non-derivative financial liabilities, undiscounted cash flows	159
Less than 1 Year
Disclosure of contingent liabilities [line items]
Purchase commitments	37
Gross lease liabilities	9
Reforestation obligation	1
Non-derivative financial liabilities, undiscounted cash flows	47
1–5 Years
Disclosure of contingent liabilities [line items]
Purchase commitments	47
Gross lease liabilities	12
Reforestation obligation	2
Non-derivative financial liabilities, undiscounted cash flows	61
Thereafter
Disclosure of contingent liabilities [line items]
Purchase commitments	45
Gross lease liabilities	5
Reforestation obligation	1
Non-derivative financial liabilities, undiscounted cash flows	$ 51